EARNING PER SHARE ('EPS') (Details) - COP ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
		Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EARNING PER SHARE ('EPS') [Line Items]
Number of dilutive potential common shares			0	0	0
Income from continuing operations before attribution of non-controlling interests			$ 6,948,339	$ 6,110,396	$ 5,702,378
Less: Non-controlling interests from continuing operations			121,065	97,837	98,035
Net income from continuing operations			6,827,274	6,012,559	5,604,343
(Loss) / gain from discontinued operation	[1]		(3,006,640)	255,185	512,593
Less: Non-controlling interests from continuing operations			0	0	0
Net income from discontinued operations			(3,006,640)	255,185	512,593
Profit (loss), attributable to owners of parent			3,820,634	6,267,744	6,116,936
Adjustment to profit (loss) for preference share dividends			1,974,822	1,541,003	1,541,003
Adjustment to profit (loss) for allocation of undistributed earnings to preferred stockholders			(215,059)	1,374,673	1,303,784
Net income allocated to common shareholders for basic EPS			2,060,871	3,352,068	3,272,149
Net income allocated to common shareholders for diluted EPS			$ 2,060,871	$ 3,352,068	$ 3,272,149
Weighted average number of common shares outstanding used in basic EPS calculation (in millions)			509,467,274	509,704,584	509,704,584
Basic earnings per share from continuing operations			$ 7,182	$ 6,311	$ 5,887
Diluted earnings per share from continuing operations			7,182	6,311	5,887
Basic earnings per share from discontinuing operations			(3,137)	265	533
Diluted earnings per share from discontinuing operations			(3,137)	265	533
Basic earnings per share to common shareholders, stated in units of pesos			4,045	6,576	6,420
Diluted earnings per share to common shareholders, stated in units of pesos			$ 4,045	$ 6,576	$ 6,420
Share repurchase			$ 431,418
For share repurchase (Note 23)
EARNING PER SHARE ('EPS') [Line Items]
Number of Share repurchase		8,612,336
Share repurchase	[2]	$ 431,418	$ 431,418

[1]	The accumulated value as of December 31, 2025, and 2024, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant accounting policies - Assets held for sale and discontinued operations, Note 13. Income Tax and Note 31. Discontinued Operation.
[2]	At the extraordinary shareholders’ meeting of Cibest, held on June 9, 2025, a share buyback program was approved for Common Shares, Preferred Shares and ADSs of Grupo Cibest S.A., up to an amount of one trillion three hundred fifty billion Colombian pesos COP 1,350 trillion. As of July, 2025, the Grupo Cibest S.A. has bought back 8,612,336 shares worth COP 431,418. For further information, see Note 1. Reporting entity and Note23. Appropiated reserves.